Subsequent Events (Details) - Subsequent Event [Member]	Apr. 22, 2026 USD ($) $ / shares shares
Subsequent Events [Line Items]
Sell of ordinary shares	$ 30,000,000
Percentage of gross proceeds	3.00%
Gross proceeds	$ 1,100,000
Price per share (in Dollars per share) | $ / shares	$ 11.504
Ordinary Shares [Member]
Subsequent Events [Line Items]
Issuance of shares (in Shares) | shares	92,745